Document and Entity Information	12 Months Ended
Dec. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Gildan Activewear Inc.
Entity Central Index Key	0001061894
Entity Current Reporting Status	Yes
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 30, 2018
Current Fiscal Year End Date	--12-30
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	206,736,233